Capital Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Stock
Capital Stock

Initial Public Offering

On October 16, 2013, the Company completed its initial public offering of 8,165,000 shares of common stock (including 1,065,000 shares exercised pursuant to an overallotment option granted to the underwriters) at a price to the public of $16.00 per share, resulting in gross proceeds of approximately $130,640. The underwriting discounts and commissions related to this offering totaled $6,712 and the Company incurred additional equity issuance costs totaling $3,259 related to the initial public offering. As part of the total issuance of shares in the initial public offering, the Company issued all 591,554 shares of treasury stock held, at a cost of $1,707, thereby reducing the balance of treasury stock to zero at December 31, 2013.

Equity Restructuring

On May 14, 2013, all outstanding shares of the Company’s convertible preferred stock (Series B, C and D) were converted into shares of the Company’s common stock on a one-for-one basis. On May 14, 2013, immediately following the conversion of preferred stock to common stock, each share of common stock held was split into 13.861519 shares of common stock.
On May 15, 2013, the Company sold 6,388,889 shares of its common stock at a per share price of $18.00, for total gross proceeds of $115,000, under a private offering under the exemptions of the Securities Act of 1933, as amended (the “Securities Act”). The initial purchaser’s discount and placement fee related to the May 2013 offering totaled $7,700 and the Company incurred additional equity issuance costs totaling $2,700 related to the May 2013 offering.
Issuance of Warrants

On March 29, 2013, in conjunction with a $10,000 term loan the Company entered into with a stockholder, the Company issued warrants to the stockholder for the right to purchase 277,777 shares of its common stock at a price of $18.00 per share. The warrants are exercisable at any time through May 15, 2018. Because the warrants met the criteria of a derivative financial instrument that is indexed to the Company's own stock, the warrants' allocable fair value of $1,522 was recorded as a component of "Additional paid in capital" and resulted in a debt discount in the same amount. The debt discount was fully amortized into interest expense upon the repayment of the term loan in full, resulting in $1,522 of interest expense during the year ended December 31, 2013.

Series A Convertible Preferred Stock (“Series A Preferred Shares”)
During the year ended December 31, 2012, all 415,845 outstanding Series A Preferred Shares were redeemed and retired, at a per share redemption price of $3.61, for a total cash redemption payment of $1,500. In addition, at the time of the redemption, accrued and unpaid dividends of $43 were paid in cash to the sellers of the Series A Preferred Shares. As a result of this redemption, there were no outstanding Series A Preferred Shares as of December 31, 2012.
Series D Convertible Preferred Stock (“Series D Preferred Shares”)
During the year ended December 31, 2012, the Company issued 8,064,881 Series D Preferred Shares at per share price of $3.97, for total cash proceeds of $32,000. The Company incurred equity issuance costs totaling $1,826 related to the issuance of the Series D Preferred Shares.

Series C Convertible Preferred Stock ("Series C Preferred Shares")

During the year ended December 31, 2011, the Company issued $263,369 Series C Preferred Shares at a per share price of $3.61, for total cash proceeds of $950. The Company incurred equity issuance costs totaling $41 related to the issuance of the Series C Preferred Shares.

Use of Capital and Common Stock Repurchases

Prior to the conversion of the Company’s outstanding convertible preferred stock to common stock in May 2013, the Company paid cash dividends of $27, $119 and $257 to certain of its convertible preferred stockholders during the years ended December 31, 2013, 2012 and 2011, respectively. The Company does not expect to pay dividends on its common stock for the foreseeable future. The declaration of future dividends and the establishment of the per share amount, record dates and payment dates for any such future dividends are subject to the final determination of the Company’s Board of Directors, and will be dependent upon future earnings, cash flows, financial requirements and other factors.

The Company repurchased 630,699 shares of its common stock, at a per share price of $2.89, for a total cost of $1,820 during the year ended December 31, 2012, funding the repurchase from cash on hand. The shares were repurchased from a related party, who at the time of the repurchase was a member of the Company’s Board of Directors. Repurchases of common stock are accounted for using the cost method, with common stock in treasury classified in the balance sheet as a reduction of stockholders’ equity. Stock repurchases are discretionary as the Company is under no obligation to repurchases shares. The Company may repurchase shares when it believes it is a prudent use of capital. There were no repurchases of common stock during the years ended December 31, 2013 or 2011.